Investments in Affiliates (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investments in affiliates
	As of December 31,
	2017	2018
	RMB	RMB
Teamhead Automobile	160	119
Puyi	—	11,350
CNFinance	404,623	576,048
Total	404,783	587,517

Schedlue of financial information of equity method investees
	As of December 31,
	2017	2018
	RMB	RMB
Statements of Financial Position
Current assets	1,745,693	4,413,558
Non-current assets	16,460,862	15,216,534
Current liabilities	13,022,143	16,338,523
Non-current liabilities	3,355,068	1,306

	Year Ended December 31,
	2016	2017	2018
Results of operation	RMB	RMB	RMB
Net revenues	1,347,800	3,424,351	4,419,070
Gross profit	899,946	2,008,070	2,461,628
Income from operations	287,975	804,163	1,210,690
Net profit	235,366	529,524	907,724